Temporary Equity and Stockholders' Equity - Summary of Accumulated but Unpaid Preferred Dividends (Detail) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Distributed	$ (7,897)	$ (7,532)	$ (7,393)	$ (7,139)	$ (6,701)	$ (6,652)	$ (26,900)	$ (21,647)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	39,812	37,298	34,812	30,041	27,826	25,610	25,610	17,520
Accumulated	2,656	2,514	2,486	2,385	2,215	2,216	9,202	8,090
Distributed	(42,468)	0	0	0	0	0	0	0
Ending balance	0	39,812	37,298	32,426	30,041	27,826	34,812	25,610
Series A One Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	23,969	21,274	18,608	13,512	11,153	8,794	8,794	226
Accumulated	2,880	2,695	2,666	2,548	2,359	2,359	9,814	8,568
Distributed	(26,849)	0	0	0	0	0	0	0
Ending balance	0	23,969	21,274	16,060	13,512	11,153	18,608	8,794
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Beginning balance	38,474	36,151	33,910	29,495	27,391	25,338	25,338	17,594
Accumulated	2,361	2,323	2,241	2,180	2,104	2,053	8,572	7,744
Distributed	(40,835)	0	0	0	0	0	0	0
Ending balance	$ 0	$ 38,474	$ 36,151	$ 31,675	$ 29,495	$ 27,391	$ 33,910	$ 25,338